Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	X-Square Balanced Fund, LLC
Entity Central Index Key	0001763143
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
C000210871
Shareholder Report [Line Items]
Fund Name	X-SQUARE BALANCED FUND
Class Name	Class A
Trading Symbol	SQBFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about X- Square Balanced Fund - A for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://xsquarecapital.com/. You can also request this information by contacting us at 1-787-282-1621.
Additional Information Phone Number	1-787-282-1621
Additional Information Website	https://xsquarecapital.com/
Expenses [Text Block]

What were the Fund's cost for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
X- Square Balanced Fund - A	$92	1.76%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.76%
Factors Affecting Performance [Text Block]

How did the Fund perform during the period?

The X-Square Balanced Fund (the “Fund”) registered net gains of 10.74% during the first half of 2026, outperforming the 60/40 benchmark portfolio (S&P 500 Index with the Bloomberg US Aggregate Bond Index), which gained 6.37% over the same period. U.S. markets remained resilient despite periods of volatility driven by geopolitical developments, higher oil prices, and continued uncertainty surrounding the economic outlook. Monetary policy remained stable, with the Federal Reserve neither tightening nor easing as it continued to assess inflation, employment, and growth conditions. Although higher energy prices added inflationary pressure, longer-term inflation expectations remained relatively well anchored, helping support financial conditions.At the same time, accelerating artificial intelligence-related capital expenditures provided a significant tailwind to the U.S. economy, supporting investment across data centers, semiconductors, power infrastructure, and related technologies. Looking ahead, elevated valuations continue to emphasize earnings delivery, disciplined capital allocation, diversification, and attractive risk-adjusted returns for shareholders.

Line Graph [Table Text Block]
Table Summary
	Class A - NAV	Class A - Load	S&P 500® Total Return Index	60% S&P 500 and 40% Bloomberg US Aggregate
11/1/19	$10,000	$9,625	$10,000	$10,000
12/31/19	$10,370	$9,981	$10,573	$10,343
6/30/20	$10,250	$9,865	$10,247	$10,445
12/31/20	$11,610	$11,174	$12,518	$11,866
6/30/21	$12,570	$12,098	$14,427	$12,849
12/31/21	$12,691	$12,215	$16,111	$13,748
6/30/22	$10,960	$10,549	$12,896	$11,533
12/31/22	$11,310	$10,886	$13,193	$11,578
6/30/23	$12,044	$11,592	$15,422	$12,829
12/31/23	$12,983	$12,496	$16,662	$13,623
6/30/24	$13,788	$13,270	$19,209	$14,808
12/31/24	$14,632	$14,082	$20,830	$15,673
6/30/25	$15,282	$14,708	$22,122	$16,529
12/31/25	$16,346	$15,733	$24,555	$17,820
6/30/26	$18,101	$17,422	$27,061	$18,969

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

Table Summary
X-Square Balanced Fund	1 Year	5 Year	Since Inception
Class A - NAV (Incep. November 1, 2019)	18.45%	7.57%	9.31%
Class A - Load	14.01%	6.74%	8.69%
S&P 500® Total Return Index	22.32%	13.41%	16.11%
60% S&P 500 and 40% Bloomberg US Aggregate	14.76%	8.10%	10.09%

Performance Inception Date	Nov. 01, 2019
No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 462,780
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Asset$105,075,040 # of Portfolio Holdings91 Portfolio Turnover Rate8% Advisory Fees Paid$462,780
Holdings [Text Block]

MATURITY WEIGHTINGS (as of % Net Assets)

Table Summary
Value	Value
3-5 Years	0.75%
5-10 Years	1.72%
No Maturity	7.86%
> 10 Years	26.64%

Largest Holdings [Text Block]

TOP 10 HOLDINGS (as of % Net Assets)

Table Summary
Top 10	Top 10
Micron Technology, Inc.	4.69%
United States Treasury Bill, 3.74%, 12/03/2026	4.59%
Advanced Micro Devices, Inc.	3.99%
Ginnie Mae II Pool, 3.00%, 02/20/2052	3.96%
Ginnie Mae II Pool, 2.00%, 08/20/2051	3.36%
Ginnie Mae II Pool, 2.00%, 10/20/2051	3.30%
United States Treasury Bill, 3.56%, 07/30/2026	3.23%
Ginnie Mae II Pool, 2.00%, 11/20/2050	3.21%
Ginnie Mae II Pool, 2.00%, 11/20/2051	2.94%
Ginnie Mae II Pool, 2.00%, 06/20/2051	2.48%

Material Fund Change [Text Block]

Material Fund Changes

There have been no material fund changes during the reporting period.
Accountant Change Disagreements [Text Block]

Changes in and Disagreements with Accountants

There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.
C000210872
Shareholder Report [Line Items]
Fund Name	X-SQUARE BALANCED FUND
Class Name	Class C
Trading Symbol	SQCBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about X- Square Balanced Fund - C for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://xsquarecapital.com/. You can also request this information by contacting us at 1-787-282-1621.
Additional Information Phone Number	1-787-282-1621
Additional Information Website	https://xsquarecapital.com/
Expenses [Text Block]

What were the Fund's cost for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
X- Square Balanced Fund - C	$131	2.51%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	2.51%
Factors Affecting Performance [Text Block]

How did the Fund perform during the period?

The X-Square Balanced Fund (the “Fund”) registered net gains of 10.74% during the first half of 2026, outperforming the 60/40 benchmark portfolio (S&P 500 Index with the Bloomberg US Aggregate Bond Index), which gained 6.37% over the same period. U.S. markets remained resilient despite periods of volatility driven by geopolitical developments, higher oil prices, and continued uncertainty surrounding the economic outlook. Monetary policy remained stable, with the Federal Reserve neither tightening nor easing as it continued to assess inflation, employment, and growth conditions. Although higher energy prices added inflationary pressure, longer-term inflation expectations remained relatively well anchored, helping support financial conditions.At the same time, accelerating artificial intelligence-related capital expenditures provided a significant tailwind to the U.S. economy, supporting investment across data centers, semiconductors, power infrastructure, and related technologies. Looking ahead, elevated valuations continue to emphasize earnings delivery, disciplined capital allocation, diversification, and attractive risk-adjusted returns for shareholders.

Line Graph [Table Text Block]
Table Summary
	Class C - NAV	Class C - Load	S&P 500® Total Return Index	60% S&P 500 and 40% Bloomberg US Aggregate
11/1/19	$10,000	$10,000	$10,000	$10,000
12/31/19	$10,350	$10,350	$10,573	$10,343
6/30/20	$10,190	$10,190	$10,247	$10,445
12/31/20	$11,500	$11,500	$12,518	$11,866
6/30/21	$12,410	$12,410	$14,427	$12,849
12/31/21	$12,481	$12,481	$16,111	$13,748
6/30/22	$10,739	$10,739	$12,896	$11,533
12/31/22	$11,038	$11,038	$13,193	$11,578
6/30/23	$11,720	$11,720	$15,422	$12,829
12/31/23	$12,587	$12,587	$16,662	$13,623
6/30/24	$13,308	$13,308	$19,209	$14,808
12/31/24	$14,056	$14,056	$20,830	$15,673
6/30/25	$14,600	$14,600	$22,122	$16,529
12/31/25	$15,558	$15,558	$24,555	$17,820
6/30/26	$17,164	$17,164	$27,061	$18,969

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

Table Summary
X-Square Balanced Fund	1 Year	5 Year	Since Inception
Class C - NAV (Incep. November 1, 2019)	17.56%	6.70%	8.45%
Class C - Load	16.56%	6.70%	8.45%
S&P 500® Total Return Index	22.32%	13.41%	16.11%
60% S&P 500 and 40% Bloomberg US Aggregate	14.76%	8.10%	10.09%

Performance Inception Date	Nov. 01, 2019
No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 462,780
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Asset$105,075,040 # of Portfolio Holdings91 Portfolio Turnover Rate8% Advisory Fees Paid$462,780
Holdings [Text Block]

MATURITY WEIGHTINGS (as of % Net Assets)

Table Summary
Value	Value
3-5 Years	0.75%
5-10 Years	1.72%
No Maturity	7.86%
> 10 Years	26.64%

Largest Holdings [Text Block]

TOP 10 HOLDINGS (as of % Net Assets)

Table Summary
Top 10	Top 10
Micron Technology, Inc.	4.69%
United States Treasury Bill, 3.74%, 12/03/2026	4.59%
Advanced Micro Devices, Inc.	3.99%
Ginnie Mae II Pool, 3.00%, 02/20/2052	3.96%
Ginnie Mae II Pool, 2.00%, 08/20/2051	3.36%
Ginnie Mae II Pool, 2.00%, 10/20/2051	3.30%
United States Treasury Bill, 3.56%, 07/30/2026	3.23%
Ginnie Mae II Pool, 2.00%, 11/20/2050	3.21%
Ginnie Mae II Pool, 2.00%, 11/20/2051	2.94%
Ginnie Mae II Pool, 2.00%, 06/20/2051	2.48%

Material Fund Change [Text Block]

Material Fund Changes

There have been no material fund changes during the reporting period.
Accountant Change Disagreements [Text Block]

Changes in and Disagreements with Accountants

There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.
C000210870
Shareholder Report [Line Items]
Fund Name	X-SQUARE BALANCED FUND
Class Name	Institutional
Trading Symbol	SQBIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about X- Square Balanced Fund - Institutional for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://xsquarecapital.com/. You can also request this information by contacting us at 1-787-282-1621.
Additional Information Phone Number	1-787-282-1621
Additional Information Website	https://xsquarecapital.com/
Expenses [Text Block]

What were the Fund's cost for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
X- Square Balanced Fund - Institutional	$79	1.51%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.51%
Factors Affecting Performance [Text Block]

How did the Fund perform during the period?

The X-Square Balanced Fund (the “Fund”) registered net gains of 10.74% during the first half of 2026, outperforming the 60/40 benchmark portfolio (S&P 500 Index with the Bloomberg US Aggregate Bond Index), which gained 6.37% over the same period. U.S. markets remained resilient despite periods of volatility driven by geopolitical developments, higher oil prices, and continued uncertainty surrounding the economic outlook. Monetary policy remained stable, with the Federal Reserve neither tightening nor easing as it continued to assess inflation, employment, and growth conditions. Although higher energy prices added inflationary pressure, longer-term inflation expectations remained relatively well anchored, helping support financial conditions.At the same time, accelerating artificial intelligence-related capital expenditures provided a significant tailwind to the U.S. economy, supporting investment across data centers, semiconductors, power infrastructure, and related technologies. Looking ahead, elevated valuations continue to emphasize earnings delivery, disciplined capital allocation, diversification, and attractive risk-adjusted returns for shareholders.

Line Graph [Table Text Block]
Table Summary
	Institutional	S&P 500® Total Return Index	60% S&P 500 and 40% Bloomberg US Aggregate
11/1/19	$100,000	$100,000	$100,000
12/31/19	$103,700	$105,727	$103,430
6/30/20	$102,700	$102,470	$104,448
12/31/20	$116,500	$125,179	$118,664
6/30/21	$126,200	$144,271	$128,488
12/31/21	$127,613	$161,112	$137,480
6/30/22	$110,306	$128,956	$115,329
12/31/22	$114,012	$131,934	$115,777
6/30/23	$121,551	$154,223	$128,294
12/31/23	$131,256	$166,616	$136,233
6/30/24	$139,511	$192,094	$148,080
12/31/24	$148,265	$208,303	$156,728
6/30/25	$154,978	$221,223	$165,292
12/31/25	$166,049	$245,547	$178,202
6/30/26	$184,130	$270,611	$189,687

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

Table Summary
X-Square Balanced Fund	1 Year	5 Year	Since Inception
Institutional (Incep. November 1, 2019)	18.81%	7.85%	9.59%
S&P 500® Total Return Index	22.32%	13.41%	16.11%
60% S&P 500 and 40% Bloomberg US Aggregate	14.76%	8.10%	10.09%

Performance Inception Date	Nov. 01, 2019
No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 462,780
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Asset$105,075,040 # of Portfolio Holdings91 Portfolio Turnover Rate8% Advisory Fees Paid$462,780
Holdings [Text Block]

MATURITY WEIGHTINGS (as of % Net Assets)

Table Summary
Value	Value
3-5 Years	0.75%
5-10 Years	1.72%
No Maturity	7.86%
> 10 Years	26.64%

Largest Holdings [Text Block]

TOP 10 HOLDINGS (as of % Net Assets)

Table Summary
Top 10	Top 10
Micron Technology, Inc.	4.69%
United States Treasury Bill, 3.74%, 12/03/2026	4.59%
Advanced Micro Devices, Inc.	3.99%
Ginnie Mae II Pool, 3.00%, 02/20/2052	3.96%
Ginnie Mae II Pool, 2.00%, 08/20/2051	3.36%
Ginnie Mae II Pool, 2.00%, 10/20/2051	3.30%
United States Treasury Bill, 3.56%, 07/30/2026	3.23%
Ginnie Mae II Pool, 2.00%, 11/20/2050	3.21%
Ginnie Mae II Pool, 2.00%, 11/20/2051	2.94%
Ginnie Mae II Pool, 2.00%, 06/20/2051	2.48%

Material Fund Change [Text Block]

Material Fund Changes

There have been no material fund changes during the reporting period.
Accountant Change Disagreements [Text Block]

Changes in and Disagreements with Accountants

There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.